Discontinued Operations Impairments Related to Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Impairment expense	$ 0	$ 32,732	$ 0
Rubi [Member]
Impairment expense		21,317
Orango [Member]
Impairment expense		5,551
Crisp Market [Member]
Impairment expense		289
Star Studio [Member]
Impairment expense		2,786
Corporate Assets [Member]
Impairment expense		$ 2,789